Average Annual Total Returns - Invesco Balanced Multi-Asset Allocation ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Custom Invesco Balanced Allocation ETF Index (60% MSCI ACWI Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco Balanced Allocation ETF Index (60% MSCI ACWI Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 23, 2017	10.67%	8.92%	9.69%	7.64%	6.38%	6.48%	13.49%	9.58%	18.40%	15.00%